Schedule II - Notes to Condensed Financial Information of Registrant (Details)		12 Months Ended
	Feb. 25, 2022 USD ($)	Dec. 31, 2022 USD ($) Agreement lineOfCredit	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Sep. 15, 2022 USD ($)	Aug. 23, 2022	Jul. 28, 2022 USD ($) lineOfCredit	Jul. 28, 2022 GIP (£) lineOfCredit	May 12, 2022 USD ($)	May 09, 2022 USD ($)	Apr. 06, 2022 USD ($)	Apr. 05, 2022 USD ($)	Nov. 30, 2021 USD ($)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt		$ 1,500,000,000	$ 8,317,000,000	$ 1,500,000,000
Total long-term debt		7,927,000,000	427,000,000
Debt issuance costs		(59,000,000)	0
Long-term debt		$ 7,868,000,000	427,000,000
Number of bilateral letter of credit | Agreement		1
Increase (Decrease) in Deferred Income Taxes			3,900,000,000
Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt		$ 1,500,000,000	8,317,000,000		$ 1,500,000,000
Total long-term debt		7,500,000,000	0
Debt issuance costs		(59,000,000)	0
Long-term debt		7,441,000,000	0
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt													$ 8,300,000,000
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt		0	8,317,000,000
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes | London Interbank Offered Rate (LIBOR) | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Basis points													1.00%
CoreBridge 3-Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 3,000,000,000.0										$ 2,500,000,000
CoreBridge 3-Year DDTL Facility | Line of Credit | Senior unsecured notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)	3 years
Interest rate (as a percent)					1.00%
Three Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt		1,500,000,000			$ 1,500,000,000
Three Year DDTL Facility | Line of Credit | Senior unsecured notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt		$ 1,500,000,000	0
Interest rate (as a percent)		5.80%
Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt		$ 6,500,000,000
Senior unsecured notes | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		$ 6,500,000,000	0
Senior unsecured notes | Minimum | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)		3.50%
Senior unsecured notes | Maximum | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)		4.40%
Senior unsecured notes | Line of Credit | Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt												$ 6,500,000,000
Hybrid junior subordinated notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)						6.875%
Long-term debt		$ 1,000,000,000
Hybrid junior subordinated notes | AIGLH notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)		687.50%
Total long-term debt		$ 1,000,000,000	0
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current borrowing capacity		556,000,000
Maximum borrowing capacity		1,400,000,000
Line of credit		$ 177,000,000	57,000,000
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Minimum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)		2 years
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Maximum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)		9 years
Consolidated Investment Entities Credit Facilities Real Estate Assets | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity		$ 420,000,000
Line of credit		$ 326,000,000	$ 403,000,000
Consolidated Investment Entities Credit Facilities Real Estate Assets | Revolving Credit Facility | Minimum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)		3 years
AIG Life Letter Of Credit | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Number of letters of credit | lineOfCredit		2
Letter of credit		$ 0
AIG Life Letter Of Credit | Letter of Credit | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Number of letters of credit | lineOfCredit							2	2
Letter of credit | £								£ 80,000,000
AIG Bermuda | Letter of Credit | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt							$ 250,000,000
Letter of credit									$ 175,000,000	$ 250,000,000